Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund IV
Central Index Key	dei_EntityCentralIndexKey	0000720318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2016
Prospectus Date	rr_ProspectusDate	Apr. 28, 2016